EMPLOYEE BENEFIT	12 Months Ended
Mar. 31, 2022
EMPLOYEE BENEFIT
EMPLOYEE BENEFIT

23. EMPLOYEE BENEFIT

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries, former VIEs and VIEs’ subsidiaries of the Group make contributions to the government for these benefits based on certain percentage of the employees’ salaries, up to a maximum amount specified by the government. The Group has no legal obligation for the benefits beyond the contribution made.

The total amounts charged to the Consolidated Statements of Comprehensive Loss for such employee benefits amounted to approximately RMB169.8 million and RMB32.4 million, RMB76.1 million and RMB25.8 million for the for the year ended December 31, 2019, the three months ended March 31, 2020, the fiscal years ended March 31, 2021 and 2022, respectively.